DISCONTINUED OPERATION	12 Months Ended
Mar. 31, 2022
DISCONTINUED OPERATION
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

On December 16, 2020, Beijing Hexin Yongheng Technology Development Co., Ltd. (“Hexin Yongheng”), a wholly-owned subsidiary of the Company, Kuaishangche Automobile Leasing Co., Ltd. (“Kuaishangche”), a company not directly associated with the Company, Hexin E-Commerce Company Limited (“Hexin E-Commerce”), and individual shareholders of Hexin E-Commerce entered into an assignment and assumption agreement (the “Agreement”). Pursuant to the Agreement, Hexin Yongheng agreed to assign and transfer to Kuaishangche the control over Hexin E-Commerce, in exchange for cash consideration of RMB 5 million (US$726,781) (the “Disposition”). Upon the closing of the Disposition, Kuaishangche will become the primary beneficiary of and have control of Hexin E-Commerce, and as a result, assume all assets and liabilities of Hexin E-Commerce and subsidiaries owned or controlled by Hexin E-Commerce, excluding any rights, titles, interests or claims that Hexin E-Commerce may have in Wusu Hexin Yongheng Commercial and Trading Co., Ltd. (“Wusu Company”), shall remain as a consolidated variable interest entity of the Company. As a result of the Disposition, the Company will cease to conduct its P2P business and focus on developing and investing resources into its social e-commerce platform, Xaobai Maimai.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of March 31, 2021, while results of operations related to the discontinued operations for the years ended March 31, 2021 and 2020, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended March 31, 2021 and 2020 are as follows:

	For the years ended March 31,
	2021	2020
	USD	USD
Net Revenues	545,718	4,520,585
Operating costs and development	8,082,165	24,942,630
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)
Other income (expense), net	1,097,265	365,927
(Loss) income before tax	(6,439,182)	(20,056,118)
Income tax provision	367	3,778,776
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)
Gain on sale of discontinued operations, net of taxes	3,164,802	—
Net (loss) from disposition of subsidiaries	(3,274,747)	(23,834,894)